Secured Term Loan Facilities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended
	Apr. 18, 2012 Vessel	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Secured Term Loan	Dec. 31, 2013 Secured Term Loan London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Secured Term Loan Financial Covenant	Dec. 31, 2013 Secured Term Loan Financial Covenant Minimum Ratio	Dec. 31, 2013 Secured Term Loan Financial Covenant Maximum	Dec. 31, 2013 Secured Term Loan Tranchea	Dec. 31, 2013 Secured Term Loan Tranchea Repayments Payments	Dec. 31, 2013 Secured Term Loan Tranche B	Dec. 31, 2013 Secured Term Loan Tranche B Repayments Payments	Dec. 31, 2013 Secured Term Loan Tranche C	Dec. 31, 2013 Secured Term Loan Tranche C Repayments Payments	Dec. 31, 2013 Loan Facility Payments	Apr. 18, 2012 Loan Facility	Dec. 31, 2013 Loan Facility London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Loan Facility Financial Covenant	Dec. 31, 2013 Loan Facility Financial Covenant Minimum Ratio	Dec. 31, 2013 Loan Facility Tranchea	Dec. 31, 2013 Loan Facility Tranche B	Apr. 18, 2012 Senior Secured Revolving Credit Facility	Feb. 12, 2013 February 12, 2013 Loan Facility Navigator Gas L.L.C. Vessel	Dec. 31, 2013 February 12, 2013 Loan Facility Navigator Gas L.L.C.	Dec. 31, 2013 February 12, 2013 Loan Facility Group One Navigator Gas L.L.C. Payments	Dec. 31, 2013 February 12, 2013 Loan Facility Group Two Navigator Gas L.L.C. Payments	Dec. 31, 2013 February 12, 2013 Loan Facility Group Three Navigator Gas L.L.C. Payments	Dec. 31, 2013 Credit Facility Four Financial Covenant	Dec. 31, 2013 Credit Facility Four Financial Covenant Minimum Ratio	Dec. 31, 2013 April Eleven Twenty Thirteen Loan Facility	Dec. 31, 2013 April Eleven Twenty Thirteen Loan Facility London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 April Eleven Twenty Thirteen Loan Facility Repayments Payments	Dec. 31, 2013 April Eleven Twenty Thirteen Loan Facility Minimum
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 80,000,000					$ 16,000,000		$ 32,000,000		$ 32,000,000			$ 180,000,000				$ 120,000,000	$ 60,000,000		$ 270,000,000							$ 120,000,000
Basis spread on credit facility interest rate							3.00%												3.375%							3.50%							3.50%
Commitment fee on credit facility						1.05%											1.35%									1.40%
Credit facility, amount outstanding						68,193,245											148,200,000									234,091,325
Credit facility, periodic payment												521,739		444,444		444,444						4,150,000	1,150,000				2,475,000	1,462,500	4,539,450
Credit facility, number of repayments												13		12		13	13										4	12	17					24
Credit facility, final payment												4,521,742		22,666,676		23,111,120	79,300,000												129,470,675
Debt instrument covenant description								The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents (including undrawn available lines of credit with a maturity exceeding 12 months) in an amount equal to or greater than (i) $10,000,000 and (ii) 5 per cent of the total indebtedness; b) net debt to total capitalization ratio not to exceed 60%; c) EBITDA to interest expense, on a trailing four-quarter basis, to be no less than 3:1; and d) a loan to value maintenance of no less than 130%.												The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $12,500,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.001.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders' equity to total assets of not less than 30 per cent.										The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25,000,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.001.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders' equity to total assets of not less than 30 per cent.
Cash balance required		194,740,045	140,870,317	26,734,435	16,243,112				10,000,000												12,500,000										25,000,000
Cash required as percent of indebtedness									5.00%												5.00%										5.00%
Net Debt to total capitalization ratio										60.00%
EBITDA to interest expense Ratio									3												3.00										3
Loan to value maintanence ratio									130.00%
Payment of term loan, other than dividend										50.00%
Credit facility, refinancing																								150,000,000
Acquisition of vessels	2																								11
Credit facility, maturity date																	Apr. 18, 2017
Working capital required																					0										0
Total equity to total assets																					30.00%										30.00%
Payment amount for purchase of fleet vehicle		426,118,733	147,454,659																						470,000,000
Credit facility term																										5 years						6 years
Credit facility, amount drawn during period																										$ 243,000,000
Debt payment end date																										Jan. 31, 2018	Oct. 05, 2013	Oct. 05, 2016
Credit facility initiation date																																Apr. 11, 2013
Credit facility, last availability date																																Jun. 08, 2015
Aggregate fair value of collateral vehicles required for borrowings under facility																																			135.00%
Debt instrument payment description																																The principal will be repaid in 24 equal quarterly instalments based on 50% of each amount advanced, with a final installment of the remaining 50% of each advance.
Credit facility, amount advanced																																		50.00%